Subsidiaries (Disposal of Jingyong) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Aug. 23, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Non-controlling interests derecognized		¥ 6,011
Gains/(losses) from disposal of subsidiaries		60,951	¥ (1,622)	¥ 0
Jinyong [member]
Disclosure of subsidiaries [line items]
Disposed of the proportion of ownership interest in a subsidiary attributable to the entity, due to bankruptcy and liquidation	75.00%
Carrying amount of net assets at the date of disposal	¥ (54,940)	54,940
Non-controlling interests derecognized		6,011
Gains/(losses) from disposal of subsidiaries		¥ 60,951